Note 15 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Deposit Liabilities	$ 172,597	$ 157,642
Law Firm That Director is Partner [Member] | Legal and Other Fees [Member]
Related Party Transaction, Amounts of Transaction	62	49	$ 128
Business Provides Insurance Associated With Director [Member] | Insurance Services [Member]
Related Party Transaction, Amounts of Transaction	$ 265	$ 273	$ 280